Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Borrowings [Abstract]
Disclosure of Detailed Information about Borrowings Explanatory

	December 31, 2021	December 31, 2020
Credit Facility(a)	$279,621	$289,910
2020 Convertible Notes(b)	129,320	126,645
2019 Convertible Notes(b)	131,741	128,686
Total loans and borrowings	$540,682	$545,241

Disclosure of Detailed Information about Changes in Loans and Borrowings Arising from Financing Activities
The following is a reconciliation of the changes in the Company's loans and borrowings balance during the years ended December 31, 2021 and 2020 to cash flows arising from financing activities:

	2021	2020
Balance – beginning of year(1)	$545,417	$263,437
Financing cash flows:
Draw down on Credit Facility	—	379,680
Debt component of Convertible Notes issued	—	127,605
Transaction costs	—	(10,392)
Repayment of loans and borrowings	(30,983)	(546,274)
Interest paid	(22,112)	(26,536)
Other changes:
Debt assumed in Premier Acquisition (note 5(a))	17,649	—
Debt assumed in Leagold Acquisition (note 5(e))	—	323,870
Interest expense	30,711	36,658
Modification gain on Credit Facility	—	(2,631)
Balance – end of year(1)	540,682	545,417
Less: Accrued interest	—	(176)
Loans and borrowings – end of year	$540,682	$545,241

Classified and presented as:
Current	$26,667	$13,333
Non-current	514,015	531,908
	$540,682	$545,241
(1)     Includes accrued interest.